Cash and Investments - Fair value hierarchy (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash and Investments
Assets		$ 86,645.4	$ 74,054.0
Derivative obligations (note 7)		$ (65,330.1)	$ (56,526.7)
Percentage of assets classified as level 1, 2, and 3		100.00%	100.00%
Restricted cash and cash equivalents		$ 1,261.0	$ 789.6
Cash and cash equivalents.
Cash and Investments
Restricted cash and cash equivalents		1,261.0	789.6
Short term investments
Cash and Investments
Assets		9,849.1	8,663.9
Bonds
Cash and Investments
Assets		14,533.6	16,295.3
Preferred stocks
Cash and Investments
Assets		2,419.9	609.9
Common stocks.
Cash and Investments
Assets		$ 6,041.0	$ 5,135.1
Quoted prices (Level 1)
Cash and Investments
Percentage of assets classified as level 1, 2, and 3		52.30%	43.70%
Quoted prices (Level 1) | Short term investments
Cash and Investments
Assets		$ 8,444.3	$ 8,251.0
Quoted prices (Level 1) | Preferred stocks
Cash and Investments
Assets		13.5	10.3
Quoted prices (Level 1) | Common stocks.
Cash and Investments
Assets		$ 3,140.1	$ 2,538.4
Significant other observable inputs (Level 2)
Cash and Investments
Percentage of assets classified as level 1, 2, and 3		29.90%	42.20%
Significant other observable inputs (Level 2) | Short term investments
Cash and Investments
Assets		$ 1,404.8	$ 412.9
Significant other observable inputs (Level 2) | Bonds
Cash and Investments
Assets		11,737.8	14,521.1
Significant other observable inputs (Level 2) | Preferred stocks
Cash and Investments
Assets		304.6	12.2
Significant other observable inputs (Level 2) | Common stocks.
Cash and Investments
Assets		497.1	479.1
Significant other observable inputs (Level 2) | Private placement debt securities
Cash and Investments
Assets		1,659.4	$ 775.4
Significant unobservable inputs (Level 3)
Cash and Investments
Assets		$ 8,343.2
Percentage of assets classified as level 1, 2, and 3		17.80%	14.10%
Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Assets		$ 2,795.8	$ 1,774.2
Significant unobservable inputs (Level 3) | Preferred stocks
Cash and Investments
Assets		2,101.8	587.4
Significant unobservable inputs (Level 3) | Common stocks.
Cash and Investments
Assets		2,403.8	2,117.6
Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Assets		1,041.8
Recurring fair value measurement
Cash and Investments
Assets		46,918.8	36,731.8
Investment in associates		8,291.2	7,151.3
Recurring fair value measurement | Derivative obligations
Cash and Investments
Derivative obligations (note 7)		(152.9)	(189.4)
Recurring fair value measurement | Cash and cash equivalents.
Cash and Investments
Assets		12,946.4	5,256.7
Recurring fair value measurement | Short term investments, Canadian government
Cash and Investments
Assets		16.2	638.1
Recurring fair value measurement | Short term investments, Canadian provincials
Cash and Investments
Assets		535.8	1,002.9
Recurring fair value measurement | Short term investments, U.S. treasury
Cash and Investments
Assets		7,608.8	6,343.3
Recurring fair value measurement | Short term investments, Other government
Cash and Investments
Assets		1,424.4	501.6
Recurring fair value measurement | Short term investments, Corporate and other
Cash and Investments
Assets		263.9	178.0
Recurring fair value measurement | Bonds, Canadian government
Cash and Investments
Assets		614.6	16.5
Recurring fair value measurement | Bonds, Canadian provincials
Cash and Investments
Assets		45.0	49.9
Recurring fair value measurement | Bonds, U.S. treasury
Cash and Investments
Assets		3,957.9	3,058.4
Recurring fair value measurement | Bonds, U.S. states and municipalities
Cash and Investments
Assets		387.2	378.2
Recurring fair value measurement | Bonds, Other government
Cash and Investments
Assets		2,655.0	944.0
Recurring fair value measurement | Bonds, Corporate and other
Cash and Investments
Assets		6,873.9	11,848.3
Recurring fair value measurement | Preferred stocks, Canadian
Cash and Investments
Assets		110.2	105.2
Recurring fair value measurement | Preferred stocks, U.S.
Cash and Investments
Assets		40.6	17.0
Recurring fair value measurement | Preferred stocks, Other
Cash and Investments
Assets		2,269.1	487.7
Recurring fair value measurement | Common stocks, Canadian
Cash and Investments
Assets		1,596.3	1,092.7
Recurring fair value measurement | Common stocks, U.S.
Cash and Investments
Assets		1,785.2	1,515.9
Recurring fair value measurement | Common stocks, Other
Cash and Investments
Assets		2,659.5	2,526.5
Recurring fair value measurement | Derivatives and other invested assets
Cash and Investments
Assets		1,281.7	960.3
Recurring fair value measurement | Quoted prices (Level 1)
Cash and Investments
Assets		24,544.4	16,056.4
Investment in associates		4,188.8	2,916.3
Recurring fair value measurement | Quoted prices (Level 1) | Cash and cash equivalents.
Cash and Investments
Assets		12,946.4	5,256.7
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian government
Cash and Investments
Assets		16.2	638.1
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian provincials
Cash and Investments
Assets		535.8	1,002.9
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, U.S. treasury
Cash and Investments
Assets		7,608.8	6,343.3
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Other government
Cash and Investments
Assets		283.5	266.7
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Other
Cash and Investments
Assets		13.5	10.3
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Canadian
Cash and Investments
Assets		1,104.2	802.5
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, U.S.
Cash and Investments
Assets		597.9	485.1
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Other
Cash and Investments
Assets		1,438.0	1,250.8
Recurring fair value measurement | Quoted prices (Level 1) | Derivatives and other invested assets
Cash and Investments
Assets		0.1
Recurring fair value measurement | Significant other observable inputs (Level 2)
Cash and Investments
Assets		14,031.2	15,498.6
Investment in associates		106.8	175.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Derivative obligations
Cash and Investments
Derivative obligations (note 7)		(88.5)	(164.1)
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Other government
Cash and Investments
Assets		1,140.9	234.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Corporate and other
Cash and Investments
Assets		263.9	178.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian government
Cash and Investments
Assets		614.6	16.5
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian provincials
Cash and Investments
Assets		45.0	49.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. treasury
Cash and Investments
Assets		3,957.9	3,058.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. states and municipalities
Cash and Investments
Assets		387.2	378.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Other government
Cash and Investments
Assets		2,655.0	944.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Corporate and other
Cash and Investments
Assets		4,078.1	10,074.1
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Canadian
Cash and Investments
Assets		16.6	12.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Other
Cash and Investments
Assets		288.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Canadian
Cash and Investments
Assets		188.4	108.7
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, U.S.
Cash and Investments
Assets		32.0	32.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Other
Cash and Investments
Assets		276.7	338.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Derivatives and other invested assets
Cash and Investments
Assets		175.4	237.4
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Cash and Investments
Assets		8,343.2	5,176.8
Investment in associates		3,995.6	4,059.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Derivative obligations
Cash and Investments
Derivative obligations (note 7)		(64.4)	(25.3)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Corporate and other
Cash and Investments
Assets		2,795.8	1,774.2
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Canadian
Cash and Investments
Assets		93.6	93.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, U.S.
Cash and Investments
Assets		40.6	17.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Other
Cash and Investments
Assets		1,967.6	477.4
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Canadian
Cash and Investments
Assets		303.7	181.5
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, U.S.
Cash and Investments
Assets		1,155.3	998.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Other
Cash and Investments
Assets		944.8	937.3
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Assets		$ 1,106.2	$ 722.9
Go Digit Infoworks Services Private Limited
Cash and Investments
Ownership percentage	49.00%
Go Digit Infoworks Services Private Limited | Non-insurance companies.
Cash and Investments
Ownership percentage		49.00%